Schedule of Investments (unaudited) January 31, 2024	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.5%
Glencore PLC	501,349	$2,652,617

Canada — 1.8%
Cameco Corp.	45,196	2,158,109
Enbridge, Inc.	84,760	3,009,738
Suncor Energy, Inc.	104,187	3,450,039

		8,617,886

China — 1.2%
BYD Co. Ltd., Class H	139,000	3,112,232
Contemporary Amperex Technology Co. Ltd., Class A	52,200	1,101,631
Tencent Holdings Ltd.	49,200	1,707,796

		5,921,659

France — 4.3%
Accor SA	29,662	1,171,456
BNP Paribas SA	54,921	3,689,822
Cie de Saint-Gobain SA	43,842	3,099,916
EssilorLuxottica SA	18,725	3,669,594
LVMH Moet Hennessy Louis Vuitton SE	4,962	4,128,675
Sanofi SA	36,028	3,608,043
TotalEnergies SE	23,203	1,505,308

		20,872,814

Germany — 1.2%
adidas AG, Class N	2,210	417,221
Commerzbank AG	58,405	670,699
Mercedes-Benz Group AG, Class N	28,490	1,923,439
Siemens AG, Registered Shares, Class N	15,883	2,843,436

		5,854,795

Hong Kong — 0.4%
AIA Group Ltd.	240,600	1,886,885

India — 0.3%
HDFC Bank Ltd.	78,979	1,388,914

Ireland — 0.5%
CRH PLC	33,931	2,407,120

Israel — 0.7%
Nice Ltd., ADR (a)	15,480	3,221,388

Italy — 1.3%
Intesa Sanpaolo SpA	1,325,645	4,084,701
UniCredit SpA	82,636	2,420,579

		6,505,280

Japan — 7.2%
Daikin Industries Ltd.	6,900	1,105,602
FANUC Corp.	88,900	2,459,184
Honda Motor Co. Ltd.	204,900	2,290,385
Hoya Corp.	16,078	2,042,373
Japan Airlines Co. Ltd.	182,600	3,508,799
Keyence Corp.	8,900	3,981,841
Komatsu Ltd.	86,000	2,446,696
Kose Corp.	6,900	451,416
Mitsubishi UFJ Financial Group, Inc.	581,000	5,441,963
Mitsui & Co. Ltd.	68,900	2,794,393
SMC Corp.	4,900	2,727,558
Sysmex Corp.	39,300	2,128,971
Toyota Motor Corp.	169,100	3,376,558

		34,755,739

Netherlands — 3.7%
Adyen NV (a)(b)	1,706	2,139,642

Security	Shares	Value

Netherlands (continued)
ASML Holding NV (a)	7,306	$6,338,597
ING Groep NV, Series N	58,848	836,140
Shell PLC	195,574	6,121,181
Shell PLC, ADR	36,633	2,304,582

		17,740,142

South Korea — 0.6%
Amorepacific Corp.	9,631	849,549
SK Hynix, Inc.	19,602	1,962,957

		2,812,506

Spain — 1.0%
Cellnex Telecom SA (b)	131,198	5,048,153

Switzerland — 3.1%
Alcon, Inc.	40,710	3,064,445
Nestle SA, Registered Shares, Class N	59,325	6,760,115
TE Connectivity Ltd.	15,794	2,245,749
UBS Group AG, Registered Shares	105,524	3,158,608

		15,228,917

Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	186,000	3,723,440

United Arab Emirates — 0.0%
NMC Health PLC (a)(c)	504	—

United Kingdom — 4.2%
AstraZeneca PLC	19,898	2,638,014
AstraZeneca PLC, ADR	21,098	1,405,971
BAE Systems PLC	446,968	6,658,243
Compass Group PLC	47,806	1,316,756
Genius Sports Ltd. (a)	7,645	51,298
RELX PLC	63,655	2,627,300
Unilever PLC	111,670	5,433,886

		20,131,468

United States — 57.6%
Abbott Laboratories	37,516	4,244,935
AbbVie, Inc.	10,519	1,729,324
Advanced Micro Devices, Inc. (a)	24,147	4,049,210
Air Products and Chemicals, Inc.	11,535	2,949,615
Albemarle Corp.	8,080	927,099
Alphabet, Inc., Class C (a)	75,267	10,672,861
Amazon.com, Inc. (a)	101,987	15,828,382
American Tower Corp.	16,517	3,231,551
Apple, Inc. (d)	75,501	13,922,384
Applied Materials, Inc.	18,656	3,065,181
Aptiv PLC (a)	18,697	1,520,627
Archer-Daniels-Midland Co.	26,284	1,460,865
Atlas Energy Solutions, Inc.	522	9,067
Autodesk, Inc. (a)	4,973	1,262,197
Ball Corp.	102	5,656
BOK Financial Corp.	114	9,558
Boston Scientific Corp. (a)	90,361	5,716,237
Boyd Gaming Corp.	163	10,349
Bunge Global SA	25,902	2,281,707
Caesars Entertainment, Inc. (a)	895	39,264
California Resources Corp.	450	21,456
CF Industries Holdings, Inc.	32,393	2,445,995
Charles Schwab Corp.	10,884	684,821
Charter Communications, Inc., Class A (a)	4,997	1,852,438
Cheniere Energy, Inc.	842	138,080
Chesapeake Energy Corp.	399	30,767
Chevron Corp.	18,851	2,779,203
Chubb Ltd.	18,501	4,532,745

1

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Citigroup, Inc.	840	$47,183
Comcast Corp., Class A	53,732	2,500,687
Comerica, Inc.	164	8,623
ConocoPhillips	35,507	3,972,168
Costco Wholesale Corp.	4,514	3,136,688
Crowdstrike Holdings, Inc., Class A (a)	7,165	2,095,763
Crown Holdings, Inc.	592	52,392
Customers Bancorp, Inc. (a)	68	3,634
Datadog, Inc., Class A (a)	9,273	1,153,932
Delta Air Lines, Inc.	60,435	2,365,426
Dexcom, Inc. (a)	10,299	1,249,784
Element Solutions, Inc.	831	18,473
Eli Lilly & Co.	5,452	3,519,866
F5, Inc. (a)	11,891	2,184,377
First Citizens BancShares, Inc., Class A	16	24,160
Fortinet, Inc. (a)	20,552	1,325,398
Fortive Corp.	55,420	4,332,736
Freeport-McMoRan, Inc.	72,604	2,881,653
Golden Entertainment, Inc.	300	11,514
Green Plains, Inc. (a)	130	2,695
HCA Healthcare, Inc.	157	47,869
Hilton Worldwide Holdings, Inc.	6,389	1,220,043
Humana, Inc.	15,023	5,679,595
Ingersoll Rand, Inc.	66,029	5,273,076
Intuitive Surgical, Inc. (a)	4,810	1,819,238
Johnson & Johnson	19,107	3,036,102
JPMorgan Chase & Co.	46,856	8,169,812
Kenvue, Inc.	67,868	1,408,940
KLA Corp.	1,352	803,142
Liberty Media Corp.-Liberty Live, Class A	5,392	198,587
Liberty Media Corp.-Liberty Live, Class C (a)	5,135	191,381
LKQ Corp.	73,313	3,421,518
Lockheed Martin Corp.	4,690	2,013,933
LPL Financial Holdings, Inc.	13,824	3,306,563
M&T Bank Corp.	120	16,572
Marathon Petroleum Corp.	479	79,322
Marsh & McLennan Cos., Inc.	25,717	4,984,983
Mastercard, Inc., Class A	14,979	6,729,016
McDonald’s Corp.	11,022	3,226,360
Merck & Co., Inc.	54,926	6,633,962
Micron Technology, Inc.	25,504	2,186,968
Microsoft Corp. (d)	56,472	22,452,138
Mirion Technologies, Inc., Class A (a)	3,697	34,937
Mr. Cooper Group, Inc. (a)	405	27,281
NextEra Energy, Inc.	48,474	2,842,031
Northrop Grumman Corp.	6,378	2,849,435
NVIDIA Corp.	10,352	6,369,275
Oracle Corp.	14,412	1,609,820
Palo Alto Networks, Inc. (a)	6,974	2,360,769
Park Hotels & Resorts, Inc.	3,935	59,340
Peloton Interactive, Inc., Class A (a)	22,851	127,052
Pfizer, Inc.	82,088	2,222,943
Phillips 66	282	40,695
Progressive Corp.	29,834	5,317,911
Roche Holding AG	3,831	1,090,748
Rockwell Automation, Inc.	7,433	1,882,630
Salesforce, Inc. (a)	15,559	4,373,479
Sarcos Technology & Robotics Corp.	19	10
Schlumberger NV	9,981	486,075
Sempra	79,551	5,692,670
Smith Douglas Homes Corp., Class A	2,705	69,600

Security	Shares	Value

United States (continued)
Starbucks Corp.	16,438	$1,529,227
Tesla, Inc. (a)	3,158	591,462
Texas Capital Bancshares, Inc. (a)	1,055	64,355
Thermo Fisher Scientific, Inc.	7,982	4,302,138
TJX Cos., Inc.	36,528	3,466,872
Transocean Ltd. (a)	11,967	65,340
United Parcel Service, Inc., Class B	15,233	2,161,563
UnitedHealth Group, Inc.	10,350	5,296,509
Valero Energy Corp.	22,424	3,114,694
Veralto Corp.	30,381	2,329,919
Vertex Pharmaceuticals, Inc. (a)	2,232	967,304
Visa, Inc., Class A	3,515	960,509
Vulcan Materials Co.	10,448	2,361,352
Walmart, Inc.	29,616	4,894,044
Walt Disney Co.	52,003	4,994,888
Wells Fargo & Co.	59,563	2,988,871
Zoetis, Inc., Class A	6,776	1,272,601
Zscaler, Inc. (a)	5,625	1,325,644

		279,351,839

Total Common Stocks — 90.4% (Cost: $406,016,030)		438,121,562

	Par (000)

Corporate Bonds

United States — 0.0%
Stem, Inc., 0.50%, 12/01/28(b)	$1	489

Total Corporate Bonds — 0.0% (Cost: $1,000)		489

	Shares

Investment Companies

United States — 0.1%
iShares MSCI China ETF (e)	19,824	724,369

Total Investment Companies — 0.1% (Cost: $1,061,580)		724,369

Preferred Securities

Preferred Stocks — 0.2%

Germany — 0.2%
Dr Ing hc F Porsche AG(b)	10,808	917,620

Total Preferred Securities — 0.2% (Cost: $1,033,539)		917,620

Warrants

Israel — 0.0%
Innovid Corp., (Issued/Exercisable 01/28/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)(a)	22	1

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock GA Dynamic Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States(a) — 0.0%
Cano Health, Inc., (Issued 07/06/20, Exercisable 07/06/21, 0.01 Shares for 1 Warrant, Expires 06/03/26, Strike Price USD 1,150.00)	121	$—
EVgo, Inc., (Issued/Exercisable 11/10/20, 1 Share for 1 Warrant, Expires 09/15/25, Strike Price USD 11.50)	60	13
Hippo Holdings, Inc., (Issued/Exercisable 01/04/21, 0.04 Shares for 1 Warrant, Expires 08/02/26, Strike Price USD 287.50)	57	1
Offerpad Solutions, Inc., (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)	107	—
Sarcos Technology & Robotics Corp., Class A, (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 09/24/26, Strike Price USD 11.50)	354	2

		16

Total Warrants — 0.0% (Cost: $1,487)		17

Total Long-Term Investments — 90.7% (Cost: $408,113,636)		439,764,057

Short-Term Securities

Money Market Funds — 9.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.21%(e)(f)	46,530,320	46,530,320

Total Short-Term Securities — 9.6% (Cost: $46,530,320)		46,530,320

Options Purchased — 0.5% (Cost: $2,306,568)		2,230,252

Total Investments Before Options Written — 100.8% (Cost: $456,950,524)		488,524,629

Options Written — (0.1)% (Premiums Received: $(275,588))		(522,729)

Total Investments, Net of Options Written — 100.7% (Cost: $456,674,936)		488,001,900

Liabilities in Excess of Other Assets — (0.7)%		(3,423,730)

Net Assets — 100.0%		$484,578,170

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$13,956,763	$32,573,557	(a)	$—	$—	$—	$46,530,320	46,530,320	$906,275	$—
iShares MSCI China ETF	946,001	—		—	—	(221,632)	724,369	19,824	28,216	—

					$—	$(221,632)	$47,254,689		$934,491	$—

(a)	Represents net amount purchased (sold).

3

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock GA Dynamic Equity Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
NSE IFSC Nifty 50 Index	9	02/29/24	$392	$5,507
S&P/TSE 60 Index	7	03/14/24	1,323	32,666
S&P 500 E-Mini Index	150	03/15/24	36,529	1,286,862

				1,325,035

Short Contracts
CAC 40 Index	76	02/16/24	6,275	(180,924)
FTSE Taiwan Index	136	02/27/24	8,357	54,261
Nikkei 225 Yen-Denominated	34	03/07/24	4,144	(103,505)
KOSPI 200 Index	67	03/14/24	4,215	(2,175)
DAX Index	1	03/15/24	457	(4,287)
Euro Stoxx 50 Index	1	03/15/24	50	(777)
FTSE 100 Index	91	03/15/24	8,764	4,167
SPI 200 Index	4	03/21/24	496	(5,292)

				(238,532)

				$1,086,503

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	2,200,496	USD	1,632,858	Morgan Stanley & Co. International PLC	03/20/24	$4,887
USD	2,477,045	CHF	2,091,895	Barclays Bank PLC	03/20/24	40,590
USD	938,897	CNY	6,626,643	Barclays Bank PLC	03/20/24	5,862
USD	11,655,428	EUR	10,566,258	UBS AG	03/20/24	213,785
USD	2,030,477	GBP	1,595,089	Barclays Bank PLC	03/20/24	8,274
USD	489,442	GBP	385,303	Canadian Imperial Bank of Commerce	03/20/24	967
USD	1,992,787	GBP	1,561,655	Deutsche Bank AG	03/20/24	12,971
USD	2,839,293	HKD	22,139,958	Barclays Bank PLC	03/20/24	3,744
USD	1,798,534	HKD	14,033,756	HSBC Bank PLC	03/20/24	1,177
USD	1,839,310	KRW	2,365,260,757	BNP Paribas SA	03/20/24	62,330
USD	2,405,771	TWD	73,857,164	Morgan Stanley & Co. International PLC	03/20/24	31,423
USD	1,039,680	JPY	148,005,214	Barclays Bank PLC	03/21/24	26,442
USD	2,388,939	JPY	334,044,541	Deutsche Bank AG	03/21/24	102,084

						514,536

AUD	1,673,593	USD	1,103,000	Barclays Bank PLC	03/20/24	(3,360)
AUD	9,500,403	USD	6,378,335	Morgan Stanley & Co. International PLC	03/20/24	(136,064)
AUD	2,600,907	USD	1,746,070	UBS AG	03/20/24	(37,135)
CAD	9,404,340	USD	7,022,288	HSBC Bank PLC	03/20/24	(22,997)
CHF	968,585	USD	1,129,130	UBS AG	03/20/24	(1,008)
DKK	8,467,093	USD	1,233,575	Goldman Sachs International	03/20/24	(2,994)
DKK	20,272,878	USD	3,003,134	HSBC Bank PLC	03/20/24	(56,737)
EUR	1,150,026	USD	1,261,760	Barclays Bank PLC	03/20/24	(16,458)
SEK	28,794,077	USD	2,822,506	Barclays Bank PLC	03/20/24	(50,407)
USD	1,679,079	JPY	246,182,584	JPMorgan Chase Bank N.A.	03/21/24	(6,277)

						(333,437)

						$181,099

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
InvesCo QQQ Trust, Series 1	37	02/09/24	USD	425.00	USD	1,543	$7,567

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock GA Dynamic Equity Fund

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Advanced Micro Devices, Inc.	66	02/16/24	USD	130.00	USD	1,107	$249,315
Advanced Micro Devices, Inc.	92	02/16/24	USD	140.00	USD	1,543	263,810
Alphabet, Inc., Class C	88	02/16/24	USD	150.00	USD	1,248	5,500
Amazon.com, Inc.	138	02/16/24	USD	165.00	USD	2,142	36,225
Amazon.com, Inc.	135	02/16/24	USD	160.00	USD	2,095	57,375
Apple, Inc.	61	02/16/24	USD	205.00	USD	1,125	1,281
Apple, Inc.	50	02/16/24	USD	190.00	USD	922	11,800
Applied Materials, Inc.	6	02/16/24	USD	170.00	USD	99	1,905
Autodesk, Inc.	90	02/16/24	USD	260.00	USD	2,284	29,700
Boston Scientific Corp.	76	02/16/24	USD	57.50	USD	481	45,600
Chevron Corp.	50	02/16/24	USD	150.00	USD	737	9,375
Humana, Inc.	42	02/16/24	USD	555.00	USD	1,588	1,680
Intuitive Surgical, Inc.	11	02/16/24	USD	355.00	USD	416	26,895
Intuitive Surgical, Inc.	16	02/16/24	USD	370.00	USD	605	21,840
Intuitive Surgical, Inc.	45	02/16/24	USD	390.00	USD	1,702	16,650
InvesCo QQQ Trust, Series 1	91	02/16/24	USD	430.00	USD	3,794	17,108
JPMorgan Chase & Co.	67	02/16/24	USD	175.00	USD	1,168	15,644
KLA Corp.	6	02/16/24	USD	610.00	USD	356	4,140
Lockheed Martin Corp.	21	02/16/24	USD	480.00	USD	902	473
Mastercard, Inc., Class A	20	02/16/24	USD	445.00	USD	898	18,800
Micron Technology, Inc.	32	02/16/24	USD	90.00	USD	274	2,992
Micron Technology, Inc.	44	02/16/24	USD	87.50	USD	377	7,458
Microsoft Corp.	52	02/16/24	USD	400.00	USD	2,067	34,321
Microsoft Corp.	138	02/16/24	USD	405.00	USD	5,487	63,135
Nice Ltd., ADR	29	02/16/24	USD	210.00	USD	603	14,500
NVIDIA Corp.	28	02/16/24	USD	620.00	USD	1,723	49,560
NVIDIA Corp.	40	02/16/24	USD	625.00	USD	2,461	62,200
NVIDIA Corp.	31	02/16/24	USD	590.00	USD	1,907	109,430
NVIDIA Corp.	28	02/16/24	USD	600.00	USD	1,723	79,940
NVIDIA Corp.	45	02/16/24	USD	650.00	USD	2,769	34,875
Oracle Corp.	74	02/16/24	USD	115.00	USD	827	7,067
Salesforce, Inc.	9	02/16/24	USD	280.00	USD	253	6,210
SPDR S&P 500 ETF Trust	114	02/16/24	USD	490.00	USD	5,505	29,697
Tesla, Inc.	40	02/16/24	USD	280.00	USD	749	160
Tesla, Inc.	12	02/16/24	USD	275.00	USD	225	36
UnitedHealth Group, Inc.	25	02/16/24	USD	610.00	USD	1,279	400
VanEck Vectors Semiconductor ETF	92	02/16/24	USD	198.00	USD	1,710	7,038
Visa, Inc., Class A	15	02/16/24	USD	270.00	USD	410	8,475
Wells Fargo & Co.	73	02/16/24	USD	52.50	USD	366	1,460
Advanced Micro Devices, Inc.	117	03/15/24	USD	190.00	USD	1,962	39,195
Alphabet, Inc., Class C	174	03/15/24	USD	160.00	USD	2,467	8,439
Amazon.com, Inc.	186	03/15/24	USD	170.00	USD	2,887	49,941
Applied Materials, Inc.	72	03/15/24	USD	175.00	USD	1,183	28,440
Charles Schwab Corp.	85	03/15/24	USD	65.00	USD	535	13,473
Costco Wholesale Corp.	29	03/15/24	USD	710.00	USD	2,015	42,775
Merck & Co., Inc.	76	03/15/24	USD	125.00	USD	918	12,008
Microsoft Corp.	58	03/15/24	USD	430.00	USD	2,306	13,369
Nice Ltd., ADR	40	03/15/24	USD	220.00	USD	832	26,200
NVIDIA Corp.	38	03/15/24	USD	610.00	USD	2,338	157,890
NVIDIA Corp.	35	03/15/24	USD	640.00	USD	2,153	98,962
NVIDIA Corp.	41	03/15/24	USD	650.00	USD	2,523	101,372
Oracle Corp.	102	03/15/24	USD	120.00	USD	1,139	19,686
Salesforce, Inc.	42	03/15/24	USD	290.00	USD	1,181	38,745
UnitedHealth Group, Inc.	31	03/15/24	USD	520.00	USD	1,586	31,930
VanEck Vectors Semiconductor ETF	59	03/15/24	USD	195.00	USD	1,097	21,240
Walt Disney Co.	116	03/15/24	USD	100.00	USD	1,114	30,508
Costco Wholesale Corp.	29	04/19/24	USD	735.00	USD	2,015	35,670

							2,131,480

Put
Apple, Inc.	58	02/02/24	USD	182.50	USD	1,070	14,761
Apple, Inc.	58	02/09/24	USD	182.50	USD	1,070	18,560

5

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock GA Dynamic Equity Fund

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put (continued)
Advanced Micro Devices, Inc.	117	02/16/24	USD	165.00	USD	1,962	$54,697
Apple, Inc.	76	02/16/24	USD	175.00	USD	1,401	10,754

							98,772

							$2,230,252

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Advanced Micro Devices, Inc.	89	02/16/24	USD	145.00	USD	1,492	$(209,595)
Advanced Micro Devices, Inc.	40	02/16/24	USD	160.00	USD	671	(44,700)
Intuitive Surgical, Inc.	6	02/16/24	USD	350.00	USD	227	(18,450)
McDonald’s Corp.	7	02/16/24	USD	300.00	USD	205	(1,659)
Micron Technology, Inc.	56	02/16/24	USD	95.00	USD	480	(1,540)
Nice Ltd., ADR	11	02/16/24	USD	220.00	USD	229	(1,925)
Nice Ltd., ADR	15	02/16/24	USD	230.00	USD	312	(1,013)
Advanced Micro Devices, Inc.	117	03/15/24	USD	210.00	USD	1,962	(13,455)
Nice Ltd., ADR	40	03/15/24	USD	240.00	USD	832	(8,300)
NVIDIA Corp.	41	03/15/24	USD	750.00	USD	2,523	(23,165)
Walt Disney Co.	174	03/15/24	USD	110.00	USD	1,671	(11,832)

							(335,634)

Put
Advanced Micro Devices, Inc.	117	02/16/24	USD	150.00	USD	1,962	(9,652)
InvesCo QQQ Trust, Series 1	47	02/16/24	USD	385.00	USD	1,960	(2,092)
Lockheed Martin Corp.	16	02/16/24	USD	440.00	USD	687	(17,200)
Tesla, Inc.	22	02/16/24	USD	210.00	USD	412	(51,150)
UnitedHealth Group, Inc.	13	02/16/24	USD	500.00	USD	665	(4,745)
VanEck Vectors Semiconductor ETF	35	02/16/24	USD	145.00	USD	651	(105)
Amazon.com, Inc.	93	03/15/24	USD	140.00	USD	1,443	(18,274)
Applied Materials, Inc.	72	03/15/24	USD	150.00	USD	1,183	(18,000)
Microsoft Corp.	29	03/15/24	USD	370.00	USD	1,153	(8,337)
NVIDIA Corp.	23	03/15/24	USD	540.00	USD	1,415	(21,275)
NVIDIA Corp.	29	03/15/24	USD	550.00	USD	1,784	(32,770)
VanEck Vectors Semiconductor ETF	29	03/15/24	USD	165.00	USD	539	(3,495)

							(187,095)

							$(522,729)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Short	Monthly	Citibank N.A.(b)	02/24/28	$(109,933)	$912	(c)	$(108,949)	0.0%
	Monthly	JPMorgan Chase Bank N.A.(d)	02/08/24	(751,646)	12,935	(e)	(746,724)	0.2

					$13,847		$(855,673)

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(72) of net dividends and financing fees.
(e)	Amount includes $8,013 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	15 basis points	15-44 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock GA Dynamic Equity Fund

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination date 2/24/28:

Security	Shares	Value	% of Basket Value

Reference Entity — Short

Common Stocks

United States
Southwest Airlines Co.	(3,645)	$(108,949)	100.0%

Net Value of Reference Entity — Citibank N.A.		$(108,949)

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date 2/8/24:

Security	Shares	Value	% of Basket Value

Reference Entity — Short

Common Stocks

United States
Atlantic Union Bankshares Corp.	(390)	$(13,322)	1.8%
Banc of California, Inc.	(1)	(14)	0.0
Bank of Hawaii Corp.	(209)	(13,215)	1.8

Security	Shares	Value	% of Basket Value

United States (continued)
Banner Corp.	(146)	$(6,801)	0.9%
Columbia Banking System, Inc.	(282)	(5,685)	0.8
Community Bank System, Inc.	(219)	(10,024)	1.3
Cullen/Frost Bankers, Inc.	(65)	(6,898)	0.9
CVB Financial Corp.	(937)	(15,713)	2.1
Dime Community Bancshares, Inc.	(26)	(593)	0.1
First Bancorp/Southern Pines NC	(203)	(7,016)	0.9
Glacier Bancorp, Inc.	(257)	(9,936)	1.3
Independent Bank Group, Inc.	(430)	(20,790)	2.8
Lakeland Bancorp, Inc.	(497)	(6,605)	0.9
Marriott International, Inc.	(1,140)	(273,292)	36.6
OceanFirst Financial Corp.	(272)	(4,687)	0.6
Old National Bancorp	(723)	(11,908)	1.6
Provident Financial Services, Inc.	(418)	(6,918)	0.9
Sandy Spring Bancorp, Inc.	(294)	(7,168)	1.0
Simmons First National Corp., Class A	(516)	(9,809)	1.3
Snowflake, Inc., Class A	(1,288)	(251,984)	33.7
SouthState Corp.	(170)	(14,127)	1.9
Valley National Bancorp	(2,691)	(25,887)	3.5
WaFd, Inc.	(321)	(9,322)	1.3
WesBanco, Inc.	(237)	(6,954)	0.9
WSFS Financial Corp.	(181)	(8,056)	1.1

		(746,724)

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$(746,724)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$2,652,617	$—	$2,652,617
Canada	8,617,886	—	—	8,617,886

7

Schedule of Investments (unaudited) (continued) January 31, 2024	BlackRock GA Dynamic Equity Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
China	$—	$5,921,659	$—	$5,921,659
France	—	20,872,814	—	20,872,814
Germany	—	5,854,795	—	5,854,795
Hong Kong	—	1,886,885	—	1,886,885
India	—	1,388,914	—	1,388,914
Ireland	—	2,407,120	—	2,407,120
Israel	3,221,388	—	—	3,221,388
Italy	—	6,505,280	—	6,505,280
Japan	—	34,755,739	—	34,755,739
Netherlands	2,304,582	15,435,560	—	17,740,142
South Korea	—	2,812,506	—	2,812,506
Spain	—	5,048,153	—	5,048,153
Switzerland	2,245,749	12,983,168	—	15,228,917
Taiwan	—	3,723,440	—	3,723,440
United Arab Emirates	—	—	—	—
United Kingdom	1,457,269	18,674,199	—	20,131,468
United States	278,261,091	1,090,748	—	279,351,839
Corporate Bonds	—	489	—	489
Investment Companies	724,369	—	—	724,369
Preferred Securities
Preferred Stocks	—	917,620	—	917,620
Warrants	17	—	—	17
Short-Term Securities
Money Market Funds	46,530,320	—	—	46,530,320
Options Purchased
Equity Contracts	2,230,252	—	—	2,230,252

	$345,592,923	$142,931,706	$—	$488,524,629

Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,325,035	$72,275	$—	$1,397,310
Foreign Currency Exchange Contracts	—	514,536	—	514,536
Liabilities
Equity Contracts	(626,234)	(193,455)	—	(819,689)
Foreign Currency Exchange Contracts	—	(333,437)	—	(333,437)

	$698,801	$59,919	$—	$758,720

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Yuan

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

KRW	South Korean Won

SEK	Swedish Krona

TWD	New Taiwan Dollar

Currency Abbreviation (continued)

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

SPDR	Standard & Poor’s Depository Receipt

S C H E D U L E O F I N V E S T M E N T S	8